Employee benefits (Tables)	3 Months Ended
Mar. 31, 2025
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations
The total net employee benefit obligations as at March 31, 2025 is as follows:

€m
Balance as of January 1, 2025	152.1
Service cost	0.6
Net interest expense	1.2
Benefits paid	(1.0)
Actuarial gain on pension scheme valuations	(8.4)
Other movements	(0.6)
Foreign exchange differences on translation	2.6
Balance as of March 31, 2025	146.5